Trade and Other Payables	6 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Trade and other payables

18. Trade and other payables

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Trade payables (2)	$20,210	$17,757
Employee payables	6,695	8,939
Other taxes and security payments(1)	6,333	5,748
VAT payable	2,075	2,114
Accruals	2,030	3,323
Trade and other payables	$37,343	$37,881

(1)	During 2025, the Group offset VAT receivables of approximately US$2.0 million against other tax liabilities. During the six months ended June 30, 2026, the Group offset a further US$0.6 million.

(2)	As of June 30, 2026, the Company owed BDO South Africa Incorporated US$77,500 related to the 2025 audit performed. This amount was settled in full after the period end.